                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

                                  (UNAUDITED)

"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST SERIES 1
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------
COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  4,718,328    $  360,810,542
Alcoa, Inc. ................................................  4,718,328       136,925,879
Altria Group, Inc. .........................................  4,718,328       306,644,137
American Express Co. .......................................  4,718,328       248,655,886
American International Group, Inc. .........................  4,718,328       239,926,979
Boeing Co. .................................................  4,718,328       280,834,882
Caterpillar, Inc. ..........................................  4,718,328       415,448,780
Citigroup, Inc. ............................................  4,718,328       221,572,683
Coca-Cola Co. (The).........................................  4,718,328       204,964,168
Disney (Walt) Co. (The).....................................  4,718,328       124,563,859
Du Pont (E.I.) de Nemours...................................  4,718,328       222,280,432
Exxon Mobil Corp. ..........................................  4,718,328       269,086,246
General Electric Co. .......................................  4,718,328       170,803,474
General Motors Corp. .......................................  4,718,328       125,884,991
Hewlett-Packard Co. ........................................  4,718,328        96,584,174
Home Depot, Inc. ...........................................  4,718,328       166,887,261
Honeywell International, Inc. ..............................  4,718,328       168,727,409
Intel Corp. ................................................  4,718,328       110,975,075
International Business Machines Corp. ......................  4,718,328       360,385,893
JPMorgan Chase & Co. .......................................  4,718,328       167,453,461
Johnson & Johnson Co. ......................................  4,718,328       323,818,851
McDonald's Corp. ...........................................  4,718,328       138,294,194
Merck & Co., Inc. ..........................................  4,718,328       159,951,319
Microsoft Corp. ............................................  4,718,328       119,373,698
Pfizer Inc. ................................................  4,718,328       128,196,972
Procter & Gamble Co. .......................................  4,718,328       255,497,407
SBC Communications Inc. ....................................  4,718,328       112,296,206
United Technologies Corp. ..................................  4,718,328       479,948,324
Verizon Communications Inc. ................................  4,718,328       168,916,142
Wal-Mart Stores, Inc. ......................................  4,718,328       222,421,982
                                                                           --------------
Total Common Stocks -- (Cost $7,560,305,486)................               $6,508,131,306
                                                                           ==============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $ 6,508,131,306
  Cash......................................................          8,698,702
  Dividends receivable......................................         11,255,999
                                                                ---------------
TOTAL ASSETS................................................      6,528,086,007
                                                                ---------------

LIABILITIES
  Payable for income related to DIAMONDS in-kind
     transactions...........................................             64,110
  Distribution payable......................................          4,595,552
  Accrued Trustee fees......................................            320,091
  Accrued expenses and other liabilities....................          2,338,562
                                                                ---------------
TOTAL LIABILITIES...........................................          7,318,315
                                                                ---------------
NET ASSETS..................................................    $ 6,520,767,692
                                                                ===============

NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $ 7,876,924,830
  Undistributed net investment income.......................          9,303,454
  Accumulated net realized (loss) on investments............       (313,286,412)
  Net unrealized (depreciation) on investments..............     (1,052,174,180)
                                                                ---------------
NET ASSETS..................................................    $ 6,520,767,692
                                                                ===============

NET ASSET VALUE PER DIAMOND.................................            $101.92
                                                                        =======

UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................         63,978,791
                                                                ---------------
COST OF INVESTMENTS.........................................    $ 7,560,305,486
                                                                ===============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                              SIX MONTHS ENDED
                               APRIL 30, 2005    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                (UNAUDITED)       OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2002
                              ----------------   ------------------   ------------------   ------------------
INVESTMENT INCOME
     Dividend income........   $ 100,492,569       $  145,895,782       $  120,911,703       $  71,072,353
                               -------------       --------------       --------------       -------------
EXPENSES:
     Trustee expense........       2,184,178            4,708,689            3,480,020           2,450,305
     Marketing expense......       2,174,764            4,019,534            3,230,848           1,549,601
     DJIA license fee.......       2,094,610            3,750,004            1,947,815           1,567,729
     Legal and audit
          services..........          36,929               89,900              249,444              64,908
     SEC registration
          expense...........          86,543               73,883              116,131              30,592
     Printing and postage
          expense...........          74,181               43,194              338,844             151,203
     Amortization of
          organization
          costs.............              --                   --              101,829             502,266
     Miscellaneous
          expense...........              --                  661                  715                 687
                               -------------       --------------       --------------       -------------
Total expenses..............       6,651,205           12,685,865            9,465,646           6,317,291
     Trustee earnings
       credit...............         (44,508)             (88,355)             (61,870)            (61,606)
                               -------------       --------------       --------------       -------------
Net expenses after Trustee
  earnings credit...........       6,606,697           12,597,510            9,403,776           6,255,685
                               -------------       --------------       --------------       -------------
NET INVESTMENT INCOME.......      93,885,872          133,298,272          111,507,927          64,816,668
                               -------------       --------------       --------------       -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain on
       investment
       transactions.........     432,146,952          213,134,509          276,147,528         173,854,529
     Net change in
       unrealized
       depreciation.........    (244,447,086)        (133,449,812)         636,501,507        (496,933,157)
                               -------------       --------------       --------------       -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS...............     187,699,866           79,684,697          912,649,035        (323,078,628)
                               -------------       --------------       --------------       -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS................   $ 281,585,738       $  212,982,969       $1,024,156,962       $(258,261,960)
                               =============       ==============       ==============       =============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               SIX MONTHS ENDED
                                APRIL 30, 2005    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                 (UNAUDITED)       OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2002
                               ----------------   ------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS:
     Net investment income...  $    93,885,872      $  133,298,272       $  111,507,927       $   64,816,668
     Net realized gain on
          investment
          transactions.......      432,146,952         213,134,509          276,147,528          173,854,529
     Net change in unrealized
          depreciation.......     (244,447,086)       (133,449,812)         636,501,507         (496,933,157)
                               ---------------      --------------       --------------       --------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.................      281,585,738         212,982,969        1,024,156,962         (258,261,960)
                               ---------------      --------------       --------------       --------------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED,
  NET........................       (5,121,371)         (1,282,877)            (398,863)             913,179
                               ---------------      --------------       --------------       --------------
DISTRIBUTIONS TO UNITHOLDERS
  FROM NET INVESTMENT
  INCOME.....................      (89,645,977)       (130,617,261)        (110,187,836)         (62,477,206)
                               ---------------      --------------       --------------       --------------
NET (DECREASE) INCREASE IN
  NET ASSETS FROM ISSUANCE
  AND REDEMPTION OF
  DIAMONDS...................   (1,856,941,344)      2,118,716,178          959,445,015        1,703,425,938
                               ---------------      --------------       --------------       --------------
NET (DECREASE) INCREASE IN
  NET ASSETS DURING PERIOD...   (1,670,122,954)      2,199,799,009        1,873,015,278        1,383,599,951

NET ASSETS AT BEGINNING OF
  PERIOD.....................    8,190,890,646       5,991,091,637        4,118,076,359        2,734,476,408
                               ---------------      --------------       --------------       --------------

NET ASSETS END OF PERIOD*....  $ 6,520,767,692      $8,190,890,646       $5,991,091,637       $4,118,076,359
                               ===============      ==============       ==============       ==============
*INCLUDES UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT
  INCOME.....................  $     9,303,454      $    5,063,559       $    2,382,548       $    1,062,457
                               ---------------      --------------       --------------       --------------

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD

--------------------------------------------------------------------------------

                                           SIX MONTHS      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            4/30/05*         10/31/04       10/31/03       10/31/02       10/31/01
                                         ---------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR.....    $   100.48       $    98.20     $    84.12     $    90.84     $   109.73
                                           ----------       ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
    Net investment income(1)...........          1.33             1.94           1.91           1.73           1.56
    Net realized and unrealized gain
      (loss) on investments............          1.41             2.28          14.06          (6.77)        (18.86)
                                           ----------       ----------     ----------     ----------     ----------

TOTAL FROM INVESTMENT OPERATIONS.......          2.74             4.22          15.97          (5.04)        (17.30)
                                           ----------       ----------     ----------     ----------     ----------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED AND
  REDEEMED, NET........................          0.00(5)          0.00(5)       (0.01)          0.00(5)        0.00(5)
                                           ----------       ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS FROM:
    Net investment income..............         (1.30)           (1.94)         (1.88)         (1.68)         (1.59)
                                           ----------       ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD.........    $   101.92       $   100.48     $    98.20     $    84.12     $    90.84
                                           ==========       ==========     ==========     ==========     ==========

TOTAL INVESTMENT RETURN(2).............          5.41%            4.27%         19.22%         (5.71)%       (15.91)%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
    Net investment income..............          2.54%            1.89%          2.12%          1.85%          1.51%
    Total expenses.....................          0.18%            0.18%          0.18%          0.18%          0.18%
    Net expenses excluding trustee
      earnings credit..................          0.18%            0.18%          0.18%          0.18%          0.18%
    Net expenses excluding rebates,
      trustee earnings credit and
      waivers(3).......................          0.18%            0.18%          0.18%          0.18%          0.17%
    Portfolio turnover rate(4).........          0.00%           13.88%          8.71%          0.26%         12.66%
NET ASSET VALUE, END OF YEAR (000'S)...    $6,520,768       $8,190,891     $5,991,092     $4,118,076     $2,734,476

--------------------------------------------------------------------------------

 *  Unaudited

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Total returns for periods of less than one year are not annualized and do not include transaction fees.

(3) Excludes expenses reimbursed by the Sponsor and Trustee from the period October 1, 2001 through February 29, 2001 and the Sponsor from the period March 1, 2001 through October 31, 2001.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(5) Amount shown represents less than $0.005.

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMONDS". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If no closing sale price or official closing price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official closing price if the security is listed on the NASDAQ. If there is no closing sale price available or official closing price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During the six months ended April 30, 2005, the Trust reclassified $432,146,952 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At October 31, 2004, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2007....................................  $  9,197,094
2008....................................    11,386,433
2010....................................     2,065,467
2011....................................    68,716,435
2012....................................   221,260,584

EQUALIZATION
The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of capital shares.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR (CONTINUED) from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2005:

NET ASSET VALUE OF THE TRUST                FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------                ---------------------------------------------------
$0 - $499,999,999                           10/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$500,000,000 - $2,499,999,999               8/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$2,500,000,000 - and above                  6/100 of 1% per annum plus or minus the Adjustment
                                            Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended April 30, 2005, the Adjustment Amount decreased the Trustee's fee by $44,507.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2002, October 31, 2003, October 31, 2004 and the six-month period ended April 30, 2005 were $0.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows.

                                                         SIX MONTHS ENDED APRIL 30, 2005
                                                         -------------------------------
                                                           DIAMONDS         AMOUNTS
                                                         ------------   ----------------
DIAMONDS sold..........................................   55,650,000    $ 5,865,539,320
DIAMONDS issued upon dividend reinvestment.............        8,655            919,997
DIAMONDS redeemed......................................  (73,200,000)    (7,728,522,032)
Net income equalization................................           --          5,121,371
                                                         -----------    ---------------
Net Decrease...........................................  (17,541,345)   $(1,856,941,344)
                                                         ===========    ===============

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS (CONTINUED)

                                                          YEAR ENDED OCTOBER 31, 2004
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   72,900,000   $ 7,485,525,585
DIAMONDS issued upon dividend reinvestment.............       11,705         1,201,305
DIAMONDS redeemed......................................  (52,400,000)   (5,369,293,589)
Net income equalization................................           --         1,282,877
                                                         -----------   ---------------
Net Increase...........................................   20,511,705   $ 2,118,716,178
                                                         ===========   ===============

                                                          YEAR ENDED OCTOBER 31, 2003
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   70,850,000   $ 6,167,457,123
DIAMONDS issued upon dividend reinvestment.............        4,321           385,016
DIAMONDS redeemed......................................  (58,800,000)   (5,208,795,987)
Net income equalization................................           --           398,863
                                                         -----------   ---------------
Net Increase...........................................   12,054,321   $   959,445,015
                                                         ===========   ===============

                                                          YEAR ENDED OCTOBER 31, 2002
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   85,000,000   $ 8,317,016,274
DIAMONDS issued upon dividend reinvestment.............        2,297           210,273
DIAMONDS redeemed......................................  (66,150,000)   (6,612,887,430)
Net income equalization................................           --          (913,179)
                                                         -----------   ---------------
Net Increase...........................................   18,852,297   $ 1,703,425,938
                                                         ===========   ===============

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2005, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $4,701,079,983, $6,558,608,250, $0 and $0, respectively. At April
30, 2005, the cost of investments for federal income tax purposes was $7,560,305,486 accordingly, gross

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 5 -- INVESTMENT TRANSACTIONS (CONTINUED) unrealized appreciation was $96,291,717, and gross unrealized depreciation was $1,148,465,897, resulting in net unrealized depreciation of $1,052,174,180.

NOTE 6 -- TAX INFORMATION
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2004 is 100%.

For the fiscal year ended October 31, 2004, certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

DIAMONDS TRUST SERIES 1
OTHER INFORMATION
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

                    BID/ASK PRICE VS. NET ASSET VALUE (NAV)
                       FIVE YEAR PERIOD ENDING 4/30/2005

                                                              NUMBER    PERCENTAGE OF
RANGE                                                         OF DAYS    TOTAL DAYS
-----                                                         -------   -------------
PREMIUM
  More than 0.25%...........................................      74         4.9%
  Between zero and 0.25%....................................     656        43.5%

BID/ASK PRICE EQUAL TO NAV..................................      40         2.7%

DISCOUNT
  Between zero and -0.25%...................................     669        44.4%
  Less than -0.25%..........................................      69         4.6%
                                                               -----        ----
     Total:.................................................   1,508         100%
                                                               =====        ====

           COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE

                            CUMULATIVE TOTAL RETURNS

                                                             ONE YEAR   FIVE YEAR   SINCE FIRST TRADE
                                                             --------   ---------   -----------------
Return Based on NAV........................................   1.63%       4.20%          46.76%
Return Based on Bid/Ask Price..............................   1.44%       3.93%          46.53%
Dow Jones Industrial Average Index.........................   1.84%       4.91%          48.40%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                             ONE YEAR   FIVE YEAR   SINCE FIRST TRADE
                                                             --------   ---------   -----------------
Return Based on NAV........................................   1.63%       0.83%           5.42%
Return Based on Bid/Ask Price..............................   1.44%       0.78%           5.39%
Dow Jones Industrial Average Index.........................   1.84%       0.96%           5.58%

---------------

(1) Currently, the Bid/Ask Price is circulated on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

(2) The Trust commenced trading on the AMEX on January 20, 1998.

DIAMONDS TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005